Summary Of Significant Accounting Policies (Goodwill And Trademark Balances) (Details) (USD $) In Millions	May 29, 2011		May 30, 2010
Goodwill	$ 517.1		$ 517.3
Trademarks	454.0		454.0
The Capital Grille [Member]
Goodwill	402.1		402.2
Trademarks	147.0		147.0
LongHorn Steakhouse [Member]
Goodwill	49.8		49.9
Trademarks	307.0		307.0
Olive Garden [Member]
Goodwill	30.2	[1]	30.2	[1]
Red Lobster [Member]
Goodwill	$ 35.0	[1]	$ 35.0	[1]

[1]	Goodwill related to Olive Garden and Red Lobster is associated with the RARE acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.